Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 29, 2026		Mar. 30, 2025		Dec. 28, 2025		Dec. 29, 2024
Cash flows from operating activities
Net income		$ 5,250		$ 4,812		$ (45,354)		$ (56,451)
Loss from discontinued operations, net of income taxes						(1,100)		(2,007)
Net loss from continuing operations, net of tax						(44,254)		(54,444)
Adjustments to reconcile net income from operations to net cash used in operating activities:
Stock-based compensation expense		1,605		469		10,488		3,067
Non-cash lease expense		504		288		1,365		816
Deferred income tax benefit		(608)				1,300
Depreciation and amortization		3,609		1,583		9,126		2,736
Provision for credit losses				1,087		3,554		9,132
Change in fair value of SAFE Agreement – related party		44		20		151		(616)
Loss on conversion of SAFE Agreements to shares of common stock with related party								1,250
Change in fair value of forward purchase agreement liabilities		1,142	[1]	(268)	[1]	471	[2]	(337)	[2]
Non-cash expense in connection with warrants issued for vendor services								9,179
Loss on impairments and disposals						113		3,827
Change in fair value of derivative liabilities		(26,608)	[3]	(15,127)	[3]	(11,490)	[4]	(33,986)	[4]
Change in fair value of warrant liabilities		(615)		1,092		2,800		(2,921)
Change in fair value of deferred consideration		(2,943)				(560)
Loss on issuance of derivative liability	[5]						[3]	24,688
Change in fair value of deferred consideration with related party		(2,307)
Change in fair value of debt obligations		320
Amortization of debt issuance costs		3,674	[6]	3,655	[6]	15,341	[1],[7]	5,842	[1],[7]
Non-cash expense (income)		176	[8]	(158)	[8]	(628)	[9]		[9]
Non-cash interest expense								1,757
Gain on troubled debt restructuring	[10]							(22,337)
Accretion of debt in CS Solis	[11]							3,872
Other financing costs								450
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable		5,003		(223)		(38,756)		3,306
Inventories		2,016		11,386		38,417		8,654
Contract assets				(11,279)		8,472		(21,451)
Prepaid expenses and other current assets		(10,909)		(4,413)		(4,871)		(170)
Other noncurrent assets		(15)		14		(664)		111
Accounts payable		(1,756)		6,896		15,251		(10,412)
Accrued expenses and other liabilities		9,702		(5,525)		(15,913)		14,071
Operating lease liabilities						(1,523)		(849)
Warranty provision, noncurrent						(378)		21
Contract liabilities		(12,940)		3,064		(3,139)		82
Net cash used in operating activities		(25,656)		(2,627)		(15,327)		(54,662)
Cash flows from investing activities
Capitalization of internal-use-software costs								(1,157)
Cash paid for acquisition, net of cash acquired		553				(19,339)		(53,500)
Net cash used in investing activities		553				(19,339)		(54,657)
Cash flows from financing activities
Proceeds from issuance of convertible notes		10,710		200
Proceeds from issuance of convertible notes, net of issuance cost						20,000		81,725
Proceeds from issuance of convertible notes due to related parties		1,300				7,000		26,000
Payment of debt issuance costs						(200)
Proceeds from issuance of SAFE agreements with related party								6,000
Finance lease payments		(656)		(515)		(2,292)		(551)
Principal repayment of notes payable		(1,078)				(2,157)		(300)
Proceeds from issuance of common stock		6,991				6,741		6,694
Proceeds from exercise of common stock options				57		480		532
Proceeds from exercise of warrant for common stock				60		60
Investor financing deposit		5,000				2,000
Taxes paid related to net share settlement of equity awards						(727)
Net cash provided by (used in) financing activities		22,267		(198)		30,905		120,100
Effect of exchange rate changes on cash								22
Net decrease in cash, cash equivalents and restricted cash		(2,836)		(2,825)		(3,761)		10,803
Cash, cash equivalents, and restricted cash at beginning of period		13,458		17,219		17,219		6,416
Cash, cash equivalents, and restricted cash at end of period		10,622		14,394		13,458		17,219
Supplemental disclosures of cash flow information:
Cash paid during the period for interest		5,263		1,388		7,733		77
Cash paid for income taxes								10
Supplemental schedule of noncash investing and financing activities:
Issuance of Seller Note as partial purchase consideration for acquisition of Sunder	[12]					20,000
Issuance of common stock as partial consideration for acquisition of Sunder						5,700
Deferred consideration recognized for acquisition of Sunder						11,400
Issuance of common stock as partial purchase consideration for acquisition of Ambia						16,493
Deferred consideration recognized for acquisition of Ambia						16,879
September 2024 Notes and related derivative liability, net of unamortized debt discount						14,472
Accrued interest						213
Common stock						1
Additional paid-in capital						14,684
Debt issuance costs incurred in connection with the issuance of September 2025 Notes						1,150
Taxes accrued but unpaid related to net share settlement of equity awards						1,171
Cancellation of existing indebtedness in Exchange Agreement	[13]							65,873
Issuance of convertible notes in Exchange Agreement	[14]							42,662
Issuance of common stock in Exchange Agreement								2,220
Conversion of SAFE Agreements to shares of common stock – related party								5,000
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities								116
Offering costs								1,396
Warrants issued in debt issuance								860
Carlyle Warrant modification – related party								$ 7,306
Supplemental disclosure of noncash financing and investing activities:
Issuance of convertible note in exchange for investor deposit		2,000
Conversion of 7% unsecured notes for shares of common stock		2,646
Issuance of common stock as partial consideration for acquisition		3,333
Deferred consideration recognized for acquisition of Cobalt		6,331
Tax effect of Cobalt acquisition accounted for as Goodwill		1,001
Deferred consideration reclassified to Additional paid-in capital		$ 8,533

[1]	Includes related party income of $0.1 million in the thirteen weeks ended March 30, 2025.
[2]	Change in fair value of forward purchase agreement liabilities with related parties was income of $0.1 million in each of 2025 and 2024, respectively.
[3]	Includes related party gain on remeasurement of $7.5 million and $3.7 million in the thirteen weeks ended March 29, 2026 and March 30, 2025, respectively.
[4]	Includes $3.5 gain and $0.3 million gain in 2025 and 2024, respectively, in connection with the change in the fair value of derivative liabilities with related parties, the Massey Trust and Carlyle (as later defined in Note 10 – Borrowings and Derivative Liabilities).
[5]	Includes $3.0 million loss in 2024 with the Massey Trust (as later defined in Note 10 – Borrowings and Derivative Liabilities), a related party.
[6]	Includes related party amortization expense of $0.9 million and $0.7 million in the thirteen weeks ended March 29, 2026 and March 30, 2025, respectively.
[7]	Amortization of debt issuance costs includes $2.6 million and $1.6 million with related parties in 2025 and 2024, respectively.
[8]	Includes related party non-cash income of $0.1 million in the thirteen weeks ended March 30, 2025.
[9]	Includes related party non-cash income of $0.1 million in 2025.
[10]	Gain includes $12.5 million with a related party in 2024. Refer to Note 10 – Borrowings and Derivative Liabilities for details.
[11]	Identified as a related party transaction in 2024.
[12]	Issuance of Seller Note was deemed to be with a related party. Refer to Note 10. – Borrowings and Derivative Liabilities for details.
[13]	Includes related party debt cancellation of $37.2 million.
[14]	Includes $23.7 million issuance of convertible notes with related parties.